16. EVENTS AFTER THE REPORTING PERIOD (Details)	12 Months Ended
Sep. 30, 2020 CAD ($) shares
Event #1
Subsequent Event, Date	Oct. 09, 2020
Subsequent Event, Description	Company closed a financing for $1,035,500 (7,670,370 units) and $2,151,575 (13,881,130 flow through shares).
Event #2
Subsequent Event, Date	Oct. 15, 2020
Subsequent Event, Description	Company granted 2,005,000 stock options to its directors, officers, employees and consultants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,005,000
Event #3
Subsequent Event, Description	Company issued 6,112,000 common shares
Stock Issued During Period, Shares, New Issues	6,112,000
Stock Issued | $	$ 610,600